Net Loss Per Share (Tables)	12 Months Ended
Apr. 28, 2024
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share of common stock	The following tables provide the calculation of basic and diluted net loss per share of common stock for the fiscal years ended April 28, 2024 and April 30, 2023:

	April 28, 2024	April 30, 2023
Numerator:
Net loss	(6,789)	(7,525)
Cumulative unpaid dividends on Series I redeemable convertible preferred stock	(878)	—
Change in redemption amount of redeemable convertible preferred stock	(1,423)	—
Net loss available to common stockholders	(9,090)	(7,525)

Denominator:
Weighted average common shares outstanding, basic	22,317,755	11,480,322
Dilutive awards outstanding	—	—
Weighted average common shares outstanding, diluted	22,317,755	11,480,322

Net loss per share:
Basic	$(0.41)	$(0.66)
Diluted	$(0.41)	$(0.66)

Schedule of Antidilutive Securities
The following table conveys the number of shares that may be dilutive potential common shares in the future. The holders of these shares do not have a contractual obligation to share in the Company’s losses. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share (in thousands):

	April 28, 2024	April 30, 2023
Stock options	4,692	4,223
Warrants	26,298	194
Preferred Stock (as converted to common stock)	—	18,863
Convertible debt (as converted to common stock)	—	924